Share-based Payment - Schedule of Warrant Activity (Detail) - Warrants [member]	6 Months Ended
Jun. 30, 2023 € / shares
Disclosure Of Warrant Activity [line items]
Beginning balance	6,864,011
Granted during the period	274,045
Exercised during the period	(183,201)
Forfeited during the period	(88,614)
Ending balance	6,866,241
Vested at the balance sheet date	5,227,588
Beginning balance	€ 81.30
Granted during the period	91.25
Exercised during the period	11.09
Forfeited during the period	113.91
Ending balance	83.16
Vested at the balance sheet date	€ 72.56